UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21170

Index Plus Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #101     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2005























Item 1.  Report to Shareholders.




INDEX PLUS FUND, INC.





SEMI-ANNUAL REPORT
June 30, 2005


Index Plus Fund, Inc.
8150 N. Central Expressway #101
Dallas, Texas 75206
1-800-704-6072




Dear shareholders of Index Plus Fund, Inc.,

The Fund ended the first six months of 2005 with a Net Asset Value per share of $22.86, down from a Net Asset Value per share of $24.16 at the beginning of the year. Total Net Assets began the year at $1,196,477 and were $1,115,104 as of June 30, 2005.

For the period December 31, 2004 through June 30, 2005 the Fund's total return was -5.37% versus the S&P 500 of -0.81%. The Fund has maintained a maximum effective short position (approximately 35% of net assets at time of purchase) during to first half of the year and has been hurt by small underperformance on both the long and short sides of the portfolio.

The Fund maintains this short position and thus should be expected to underperform in an up market and outperform in a neutral to down market going forward. This posture will be maintained as long as our model indicates such an extreme signal to be short a group of stocks, which rarely occurs.


Sincerely,


Laura S. Adams
President











INDEX PLUS FUND, INC.
EXPENSES
JUNE 30, 2005

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period of December 31, 2004 to June 30, 2005.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                   Beginning              Ending          During Period*
               Account Value       Account Value      December 31, 2004,
           December 31, 2004       June 30, 2005          June 30, 2005
           -----------------       -------------      -----------------

Actual              $  1,000          $   946.19               $   4.58

Hypothetical**      $  1,000          $ 1,020.08               $   4.76

*Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.


INDEX PLUS FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2005


ASSETS
   Investment securities, at fair value(cost$1,038,360)    $  1,058,071
   Cash                                                          56,330
   Receivables:
      Dividends                                                   1,557
      Accrued Interest                                               46
                                                            -----------
              Total assets                                    1,116,004
                                                            -----------
LIABILITIES
   Accounts Payable:
      Advisory fees                                                 899
                                                            -----------
              Total liabilities                                     899
                                                            -----------

NET ASSETS -
 (Equivalent to $22.86 per share based on 48,785 shares
   of common stock outstanding;  500,000,000 shares
   authorized,$0.001 par value                             $  1,115,105
                                                           ============

NET ASSETS CONSIST OF:
  Common stock, $0.001 par value; 500,000,000 shares
    authorized; 48,785 shares issued and outstanding        $        49
  Paid-in capital                                             1,090,489
Net unrealized appreciation of investments                       19,711
Undistributed net investment income                               4,229
Undistributed net realized gain on investments                      637


Net assets                                                 $  1,115,115
                                                           ============













THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2005

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 83.86%

Capital Goods - 2.88%
   Tyco                                    1100       $  32,120
                                                        -------
                                                         32,120
Consumer Discretionary - 10.95%
   Time Warner                             2317          38,717
   Home Depot                              1154          44,891
   UPS                                      558          38,591
                                                        -------
                                                        122,199

Consumer Staples - 9.92%
   Coca Cola                                767          32,022
   Altria                                   726          46,943
   Pepsi                                    587          31,657
                                                        -------
                                                        110,622

Energy - 4.48%
   Chevron/Texaco                           894          49,992
                                                        -------
                                                         49,992

Financial - 17.27%

   American Express                         789          41,998
   Fannie Mae                               585          34,164
   Wells Fargo                              701          43,168
   J.P. Morgan                             1000          35,320
   Wachovia                                 765          37,944
                                                        -------
                                                        192,594

Healthcare/Pharmaceutical - 10.89%
   Amgen                                    710          42,927
   Abbott                                   963          47,197
   Merck                                   1015          31,262
                                                        -------
                                                        121,386


- Continued -


INDEX PLUS FUND, INC.

SCHEDULE OF INVESTMENTS, continued

JUNE 30, 2005


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      -------

Technology/Telecommunications - 27.46%
   Comcast                                 1387       $  42,539
   Dell                                    1155          45,576
   Cisco                                   2100          40,068
   Ebay                                    1000          33,010
   Oracle                                  2500          33,000
   Qualcom                                 1100          36,311
   SBC-Southwestern Bell                   1574          37,382
   Verizon                                 1110          38,351
                                                        -------
                                                        306,237

                                                       --------

   Total common stocks (cost $901,475)                  935,150


OPTIONS ON COMMON STOCKS - 11.02%

DESCRIPTION                              Contracts
-----------                              ---------
   Yahoo 47.50             Puts exp. 1/06       8        10,160
   Motorola 30             Puts exp. 1/06      15        13,950
   Bell South 37.50        Puts exp. 1/06      11        12,210
   United Technologies 60  Puts exp. 1/06       6         5,160
   Goldman Sachs 120       Puts exp. 1/06       4         7,120
   Target 55               Puts exp. 1/06       6         1,980
   Bristol Myers 40        Puts exp. 1/06      12        18,000
   Lowes 75                Puts exp. 1/06       5         8,300
   Freddie Mac 80          Puts exp. 1/06       4         5,840
   Dow Chemical 60         Puts exp. 1/07       6         9,480
   DuPont 60               Puts exp. 1/06       6        10,320
   Gillette 55             Puts exp. 1/06       7         3,290
   Boeing 70               Puts exp. 1/06       5         2,950
   Texas Instruments 40    Puts exp. 1/06      12        14,160
							---------
   Total options (cost $136,885)       		        122,920
							---------







SHORT-TERM INVESTMENTS - 5.05%
   Schwab Value Advantage Money Fund (cost $56,330)      56,330
                                                       --------

   Total short-term investments (cost $56,330)           56,330
                                                       --------

Total investment securities - 99.94%(cost $1,038,360) 1,114,400

Other assets less liabilities - 0.06%                       705
                                                       --------

Net assets - 100.00%                                  1,115,105
                                                   ============







































THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2005



INVESTMENT INCOME:
   Dividends                                            $    9,085
   Interest                                                    657
                                                       -----------
          Total investment income                            9,742

EXPENSES -
   Advisory fees                                             5,513
                                                       -----------

          Net investment income                              4,229


UNREALIZED GAINS ON INVESTMENTS -
   Net realized gain on investments                            637
   Net change in unrealized appreciation of securities     (69,238)
                                                       -----------
        Net realized and unrealized gain on investments    (68,601)


   Net increase in net assets resulting from operations $  (64,372)
                                                      ============























THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS



                                      Six Months Ended    Year Ended
                                         June 30, 2005    Dec. 31, 2004
                                        -------------     -------------

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                $      4,229       $   5,754
   Net realized gain on investments              637          20,990
   Net change in unrealized appreciation     (69,238)          2,477
          of securities                  -----------       ---------
      Net increase in net assets             (64,372)         29,221
          resulting from operations

DISTRIBUTIONS TO SHAREHOLDER FROM -
   Net investment income                           0          (5,754)
   Net realized gain on investments                0         (20,990)
                                         -----------       ---------
          Total                                    0         (26,744)

CAPITAL SHARE TRANSACTIONS                   (17,067)        724,544
                                         -----------       ---------

NET INCREASE IN NET ASSETS                   (81,371)        727,021

NET ASSETS, beginning of period            1,196,476         469,455
                                        ------------       ---------

NET ASSETS, end of period               $  1,115,105     $ 1,196,476
                                        ============     ===========



















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a share outstanding throughout each Period
Ending:
                           (unaudited)
                             6/30/05  12/31/04 12/31/03 12/31/02(a)
                             ------- -------- -------- --------
Net asset value,
 beginning of period         $ 24.16  $ 24.17  $ 20.21  $ 20.06
                             -------  -------  -------  --------
Income from investment
     Operations:
 Net investment income          0.09     0.11    0.19     0.00 (b)
 Net unrealized and            (1.39)    0.43    5.18     0.21
     realized gains
     on investments
                             -------  -------  -------  --------
   Total resulting from        (1.30)    0.54    5.37     0.21
     investment operations

Less distributions
     from net income            0.00    (0.55)  (1.41)   (0.06)
                             -------  -------  -------  --------
 Net asset value,
     end of period           $ 22.86  $ 24.16  $ 24.17  $ 20.21
                             =======  ======== =======  ========

RATIOS/SUPPLEMENTAL DATA:
   Total Return                15.00%    2.25%   25.53%    1.06%
                             =======  ======== =======  ========

   Net assets,
     end of period $       1,115,105 1,196,476  469,451  101,056
                           ========= =========  =======  =======

   Ratio of expenses to        0.96%     1.24%    1.21%    1.23%
      average monthly
      net assets (c)(d)

   Ratio of net investment     0.74%     0.70%    0.79%    0.31%
     income to average
     monthly net assets (c)

   Portfolio turnover (c)     30.14%    77.81%   44.23%    0.00%

(a) Represents the period from December 27, 2002 (date investment operations commenced) through December 31, 2002.
(b) Amount is less than $0.01.
(c) Data has been annualized.
(d) The Fund's actual expenses are calculated daily at 0.95% of NAV as of 12/31/04 and 1.25% prior to that date.

THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

Index Plus Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 19, 2002 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation by investing in securities representing large capitalization stocks. The Fund had no operations until October 3, 2002, when it sold 5,000 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 27, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates market value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.


Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.




INDEX PLUS FUND, INC.

NOTES TO FINANCIAL STATEMENTS-continued

Federal Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. CAPITAL SHARE TRANSACTIONS
As of June 30, 2005, total par value and paid-in capital totaled
$1,090,538. Capital share transactions consisted of the redemption of 740 shares of the Fund's $0.001 par value common stock, bringing total outstanding to 48,785 shares.

4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $204,803 and $181,076, respectively, for the period ended June 30, 2005. The aggregate cost of investment securities for federal income tax purposes was $1,038,360 as of June 30, 2005.

5. DISTRIBUTION TO SHAREHOLDERS
There have been no distributions in 2005 as of June 30, 2005.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and sole shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund's daily net assets. The fee is computed daily and payable monthly. The Advisor has agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. The Advisor paid all start-up expenses of the Fund which included matters relating to its organization and the sale of its common stock.


Proxy Voting Information

Index Plus Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.











Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Homemaker since 2000,  Alpha Hedge
Age 46                             Technology Mngr prior  Fund, Stock
                                                          Dividend Fund,
                                                          Small Cap
                                                          Value Fund


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Alpha Hedge
Age 40                             Wealth Mgmt, Self Emp  Fund, Stock
                                   Tax Consultant prior   Dividend Fund,
                                                          Small Cap
                                                          Value Fund

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Alpha Hedge
M.D.                               Dallas Pathology       Fund, Stock
Age 41                                                    Dividend Fund,
                                                          Small Cap
                                                          Value Fund

INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Alpha Hedge
Age 44              President      Asset Advisors and     Fund, Stock
                    Secretary      Index Plus Fund 2001,  Dividend Fund,
                    Treasurer      Homemaker and Private  Small Cap
                                   Investor prior         Value Fund



























Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3.  Audit Committee Financial Expert.  The entire Board of
Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12.  Exhibits.

a) (1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached








Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Plus Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Index Plus Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/22/05